Capital& Equity	12 Months Ended
Mar. 31, 2021
Stockholders' Equity Note [Abstract]
CAPITAL& EQUITY
10.	CAPITAL& EQUITY

Ordinary Shares

The Company is authorized to issue 500,000,000 ordinary shares, at $0.0001 par value. As of March 31, 2021 and March 31, 2020, the Company had 13,263,066 and 11,421,393 shares issued and outstanding. During the period, the Company has issued 1,841,673 ordinary shares for the cost of issuance of convertible promissory notes.